Investments in joint ventures - Combined joint ventures on an aggregated basis (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Time charter revenues	$ 35,913	$ 36,982	$ 107,036	$ 106,834
Total revenues	35,913	36,982	107,036	106,898
Operating expenses	(8,418)	(8,927)	(24,283)	(28,732)
Depreciation, amortization and impairment	(5,210)	(5,285)	(15,727)	(16,197)
Operating income	28,059	23,391	69,228	61,367
Unrealized gain (loss) on derivative instruments	0	0	0	0
Income (loss) before tax	21,334	15,769	48,871	39,481
Income tax expense	1,859	2,065	4,240	5,486
Net income (loss)	19,475	13,704	44,631	33,995
Equity in earnings (losses) of joint ventures	5,774	621	2,202	(602)
Impairment charges, recognized		149
Cash and cash equivalents	25,048	32,206	25,048	32,206	$ 39,126	$ 26,326
Restricted cash	6,524	8,022	6,524	8,022	8,066	6,003
Total current assets	47,746		47,746		59,771
Restricted cash	12,210	12,740	12,210	12,740	12,627	$ 13,125
Vessels, net of accumulated depreciation	624,825		624,825		640,431
Total long-term assets	933,082		933,082		953,029
Current portion of long-term debt	44,660		44,660		44,660
Derivative instruments	7,204		7,204		2,907
Refund liabilities	800		800		125
Total current liabilities	63,461		63,461		63,253
Long-term debt	380,544		380,544		412,301
Derivative instruments	21,713		21,713		12,028
Total long-term liabilities	430,301		430,301		$ 448,037
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues	19,899	19,802	60,275	57,669
Other income	1,892	1,837	6,847	6,132
Total revenues	21,791	21,639	67,122	63,801
Operating expenses	(3,913)	(4,957)	(15,535)	(13,183)
Depreciation, amortization and impairment	(5,135)	(5,208)	(15,411)	(15,525)
Operating income	12,743	11,474	36,176	35,093
Unrealized gain (loss) on derivative instruments	4,452	(4,329)	(14,527)	(18,708)
Other financial expense, net	(5,801)	(6,055)	(17,706)	(18,050)
Income (loss) before tax	11,394	1,090	3,943	(1,665)
Income tax expense	0	0	0	0
Net income (loss)	$ 11,394	$ 1,090	$ 3,943	$ (1,665)
Share of joint ventures owned	50.00%	50.00%	50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations	$ 5,697	$ 545	$ 1,971	$ (833)
Eliminations	77	76	231	231
Equity in earnings (losses) of joint ventures	5,774	$ 621	2,202	$ (602)
Cash and cash equivalents	16,934		16,934		$ 17,897
Restricted cash	8,779		8,779		9,250
Other current assets	2,012		2,012		973
Total current assets	27,725		27,725		28,120
Restricted cash	27,013		27,013		34,650
Vessels, net of accumulated depreciation	504,449		504,449		521,060
Total long-term assets	531,462		531,462		555,710
Current portion of long-term debt	29,641		29,641		28,297
Amounts and loans due to owners and affiliates	308		308		629
Derivative instruments	14,947		14,947		13,089
Refund liabilities	6,968		6,968		26,691
Other current liabilities	11,153		11,153		10,327
Total current liabilities	63,017		63,017		79,033
Long-term debt	352,932		352,932		375,091
Loans due to owners and affiliates	8,139		8,139		7,663
Derivative instruments	71,739		71,739		59,070
Other long-term liabilities	37,397		37,397		40,952
Total long-term liabilities	470,207		470,207		482,776
Net assets (liabilities)	25,963		25,963		22,021
Share of joint ventures net assets (liabilities) before eliminations	12,982		12,982		11,011
Eliminations	(7,510)		(7,510)		(7,741)
Accumulated earnings (losses) of joint ventures	$ 5,472		$ 5,472		$ 3,270